Significant Events During the Period	6 Months Ended
Jun. 30, 2022
Significant Events And Transactions In The Period Abstract
SIGNIFICANT EVENTS DURING THE PERIOD:

NOTE 7 – SIGNIFICANT EVENTS DURING THE PERIOD:

On March 4, 2022, a service provider filed a complaint against the Company in connection with a contract between the parties. To date, the Company has not been formally served with the complaint. The Company’s management and the Company’s legal counsel believe it is more likely than not that the complaint will be dismissed based on the language of the written contract between the parties.